Change in non-cash working capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Change in non-cash working capital
Decrease (increase) in accounts receivable	$ (34,308)	$ 12,458
Decrease (increase) in other current assets	(19,004)	5,715
Decrease (increase) in inventory, net of fair value adjustment	(119,678)	(22,151)
Decrease (increase) in biological assets, net of fair value adjustment	(5,511)	(17,322)
Increase (decrease) in accounts payable and accrued liabilities	59,765	(10,998)
Increase (decrease) in income taxes payable	3,688	(882)
Increase (decrease) in deferred revenue	(20)	11,689
Total	$ (115,068)	$ (21,491)